Performance Management - iShares Enhanced Large Cap Value Active ETF	Nov. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The Fund has not commenced operations as of the date of this Prospectus. The returns presented for the Fund reflect the performance of the Predecessor Fund. It is anticipated that on or about the close of regular trading on the New York Stock Exchange on November 20, 2026, the Predecessor Fund will transfer all of its assets to the Fund in exchange for the assumption by the Fund of all of the liabilities of the Predecessor Fund and newly issued shares of the Fund (the “Reorganization”). As a result of the Reorganization, the Fund will adopt the performance and financial history of the Predecessor Fund. Performance shown below is based on the investment objective and investment strategies utilized by the Predecessor Fund, which are the same as or similar to those of the Fund. The Predecessor Fund is managed by a different investment adviser that is under common control with BFA and has the same portfolio management team as that of the Fund. The returns presented for the Fund reflect the performance of Institutional Shares of the Predecessor Fund.
Effective June 12, 2017, the Predecessor Fund changed its name, investment process and investment strategies. Performance for the periods prior to June 12, 2017 shown below is based on the investment process and investment strategies utilized by the Predecessor Fund at that time under the name “BlackRock Large Cap Value Fund.”
The information shows you how the Predecessor Fund’s performance has varied year by year and provides some indication of the risks of investing in the Predecessor Fund. The table compares the Predecessor Fund’s performance to that of the Russell 1000 Index and the Russell 1000 Value Index. The Russell 1000 Value Index is relevant to the Predecessor Fund because it has characteristics similar to the Predecessor Fund’s investment strategy. To the extent that dividends and distributions have been paid by the Predecessor Fund, the performance information for the Predecessor Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If the Predecessor Fund’s adviser, BlackRock Advisors, LLC, and its affiliates had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Predecessor Fund’s performance has varied year by year and provides some indication of the risks of investing in the Predecessor Fund.
Performance Additional Market Index [Text]	The table compares the Predecessor Fund’s performance to that of the Russell 1000 Index and the Russell 1000 Value Index. The Russell 1000 Value Index is relevant to the Predecessor Fund because it has characteristics similar to the Predecessor Fund’s investment strategy.
Bar Chart [Heading]	Institutional Shares ANNUAL TOTAL RETURNS1 BlackRock Advantage Large Cap Value Fund As of 12/31
Bar Chart Closing [Text Block]
During the ten‑year period shown in the bar chart, the highest return for a quarter was 15.31% (quarter ended December 31, 2020) and the lowest return for a quarter was ‑25.68% (quarter ended March 31, 2020). The year‑to‑date return as of June 30, 2026 was 18.54%.
Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.blackrock.com or by calling 1‑800‑474‑2737 (toll free).

Performance Table Heading	For the periods ended 12/31/25Average Annual Total Returns
Performance Availability Website Address [Text]	www.blackrock.com
Performance Availability Phone [Text]	1‑800‑474‑2737 (toll free)
iShares Enhanced Large Cap Value Active ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year‑to‑date return
Bar Chart, Year to Date Return	18.54%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	15.31%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(25.68%)
Lowest Quarterly Return, Date	Mar. 31, 2020